Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Trading Symbol	ARNI
Entity Registrant Name	Arno Therapeutics, Inc
Entity Central Index Key	0001195116
Entity Filer Category	Smaller Reporting Company